Risk/Return Detail Data - FidelityFixed-IncomeActiveETFs-ComboPRO	Dec. 30, 2022 USD ($)
Risk/Return:
Registrant Name	Fidelity Merrimack Street Trust
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Limited Term Bond ETF
Risk/Return:
Supplement to Prospectus [Text Block]	Supplement to the Fidelity® Corporate Bond ETF, Fidelity® Investment Grade Bond ETF, Fidelity® Investment Grade Securitized ETF, Fidelity® Limited Term Bond ETF, and Fidelity® Total Bond ETF December 30, 2022 Prospectus
Operating Expenses Caption [Text]	Annual Operating Expenses
Expenses Restated to Reflect Current [Text]	A Adjusted to reflect current fees.
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Limited Term Bond ETF | Fidelity Limited Term Bond ETF
Risk/Return:
Management fee	0.25%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.25%
1 year	$ 26
3 years	80
5 years	141
10 years	$ 318

[1]	A Adjusted to reflect current fees.